                                                                 CIK: 0001077712

MetLife Insurance Company of Connecticut
1300 Hall Boulevard
Bloomfield, CT 06002

                                  March 8, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  MetLife of CT Fund UL III for Variable Life Insurance File No. 811-09215

Commissioners:

     Annual reports dated December 31, 2009 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of MetLife of CT Fund UL III for Variable Life Insurance of MetLife Insurance Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000814680, File No. 811-05188.

The Annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The Annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The Annual reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511, Variable

Insurance Products Fund III, CIK No. 0000927384, File No. 811-07205 and Variable Insurance Products Fund V, CIK No. 0000823535, File No. 811-05361.

The Annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual reports for certain series of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual reports for certain series of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual reports for certain portfolios of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual reports for certain portfolios of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File No. 811-04108.

The Annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual reports for certain series of Royce Capital Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0001006387, File No. 811-07537.

The Annual reports for certain series of The Merger Fund VL are incorporated by reference as filed on Form N-CSR, CIK No. 0001208133, File No. 811-21279.

The Annual reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The Annual reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000857490, File No. 811-05962.

                                               Sincerely,


                                               /s/ Gina C. Sandonato
                                               ---------------------------------
                                               Gina C. Sandonato